Equity Method Investments	9 Months Ended
Sep. 30, 2023
Equity Method Investments and Joint Ventures [Abstract]
Equity method investments	EQUITY METHOD INVESTMENTS

	Nine months ended September 30,
(in thousands of $)	2023	2022
Share of net income of CoolCo	1,491	16,547
Share of net losses of Avenir	(3,969)	(3,967)
Share of net income of other equity method investments	376	416
Gain on disposal of CoolCo (1)	823	—
Net (losses)/income from equity method investments	(1,279)	12,996

The carrying values of our equity method investments as of September 30, 2023 and December 31, 2022 are as follows:

(in thousands of $)	September 30, 2023	December 31, 2022
Avenir	37,667	41,790
CoolCo (1)	—	55,439
Others (2)	7,673	6,879
Equity method investments	45,340	104,108
(1) In March 2023, we sold 4.5 million of our CoolCo shares at NOK 130/$12.60 per share for net consideration of $56.1 million, inclusive of $0.1 million fees. As of September 30, 2023, following the sale of our CoolCo shares, we retain one common share in CoolCo which is required by debt covenants relating to the guarantees we continue to provide CoolCo. The gain on disposal of $0.8 million is included in the unaudited consolidated statement of operations line-item “Net income/(losses) from equity method investments.”
(2) “Others” refers to our equity method investments in Egyptian Company for Gas Services S.A.E, Aqualung Carbon Capture and MGAS Comercializadora de Gás Natural Ltda. (“MGAS”).